ThirdFed Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated August 16, 2005,
To Prospectus Dated August 16, 2005

The MFS VIT Total Return Subaccount is not available until further notice. Accordingly, no Purchase Payments or transfers may be allocated to this Subaccount until further notice.

Please Retain This Supplement For Future Reference